Fair Value Measurement - Summary of Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets
Cash equivalents	$ 48,191	$ 13,718	$ 22,011
Short-term investments	153,838	71,969	69,867
Funds held for customers	1,009,504	862,626	655,580
Total assets measured at fair value	1,211,533	948,313	747,458
Liabilities
Redeemable convertible preferred stock warrant liabilities		688	663
Total liabilities measured at fair value		688	663
Certificates of Deposit
Assets
Funds held for customers	78,714	105,377	185,360
U.S. Treasury Securities
Assets
Short-term investments	28,373	64,758	12,955
Funds held for customers	19,419	30,960
Corporate Bonds
Assets
Cash equivalents	5,583		7,175
Short-term investments	99,492	4,787	47,696
Funds held for customers	469,071	302,070	166,570
Asset-Backed Securities
Assets
Short-term investments	25,973	2,424	9,216
Restricted Cash Equivalents
Assets
Funds held for customers	442,300	424,219
Fair Value, Inputs, Level 1 [Member]
Assets
Cash equivalents	42,608	13,718	14,836
Short-term investments	28,373	64,758	12,955
Funds held for customers	381,448	455,179	303,650
Total assets measured at fair value	452,429	533,655	331,441
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury Securities
Assets
Short-term investments	28,373	64,758	12,955
Funds held for customers	19,419	30,960
Fair Value, Inputs, Level 1 [Member] | Restricted Cash Equivalents
Assets
Funds held for customers	362,029	424,219
Fair Value, Inputs, Level 2 [Member]
Assets
Cash equivalents	5,583		7,175
Short-term investments	125,465	7,211	56,912
Funds held for customers	628,056	407,447	351,930
Total assets measured at fair value	759,104	414,658	416,017
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit
Assets
Funds held for customers	78,714	105,377	185,360
Fair Value, Inputs, Level 2 [Member] | Corporate Bonds
Assets
Cash equivalents	5,583		7,175
Short-term investments	99,492	4,787	47,696
Funds held for customers	469,071	302,070	166,570
Fair Value, Inputs, Level 2 [Member] | Asset-Backed Securities
Assets
Short-term investments	25,973	2,424	9,216
Fair Value, Inputs, Level 2 [Member] | Restricted Cash Equivalents
Assets
Funds held for customers	80,271
Fair Value, Inputs, Level 3 [Member]
Liabilities
Redeemable convertible preferred stock warrant liabilities		688	663
Total liabilities measured at fair value		688	663
Money Market Funds [Member]
Assets
Cash equivalents	42,608	13,718	14,836
Funds held for customers		424,219	303,650
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash equivalents	$ 42,608	13,718	14,836
Funds held for customers		$ 424,219	$ 303,650